File Number 2-28097
Amendment to the Statement of
Additional Information
By Supplement or Sticker
Pursuant to Rule 497(e)

SUPPLEMENT TO THE ENTERPRISE
GROUP OF FUNDS, INC. STATEMENT
OF ADDITIONAL INFORMATION DATED
MAY 31, 2001.

This information reflects a change
to the cover of the Statement of
Additional Information.

The following paragraph should replace
the first full paragraph on the page:

	This Statement of Additional
Information is not a prospectus and
should be read in conjunction with
The Enterprise Group of Funds, Inc.
(the "Corporation") Prospectus dated
May 31, 2001, which has been filed with
the Securities and Exchange Commission
and can be obtained, without charge,
by writing to the Corporation at 3343
Peachtree Road, N.E., Suite 450,
Atlanta, Georgia 30326, or by
calling the Corporation at the
following numbers:

This information reflects a change to
the cover of the Statement of
Additional Information that pertains
to the Funds that are subadvised by
Nicholas Applegate Capital Management.

The following paragraph should replace
the first full paragraph on the page:

This Statement of Additional Information is not a prospectus and should be read in conjunction with The Enterprise Group of Funds, Inc. (the "Corporation")
Prospectus dated May 31, 2001, which has been filed with the Securities and Exchange
Commission and can be obtained, without
charge, by writing to the Corporation at 3343
Peachtree Road, N.E., Suite 450, Atlanta,
Georgia 30326, or by calling the Corporation at the following numbers:


June 12, 2001